CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS
Revenue	$ 484,540	$ 454,556
Cost of sales	333,157	303,927
Earnings from mine operations	151,383	150,629
Corporate administrative costs	18,674	15,788
Operating earnings	132,709	134,841
Interest and finance expense	(35,302)	(66,926)
Interest and finance income	1,231	2,728
Foreign exchange loss	(946)	(46)
Loss on financial instruments at fair value	(15,415)	(17,113)
Earnings before taxes	82,277	53,484
Current income tax expense	(4,561)	(4,196)
Deferred income tax expense	(36,799)	(12,668)
Net earnings for the year	40,917	36,620
Items that will not be reclassified to earnings or loss:
Change in fair value attributable to change in credit risk of financial instruments designated at fair value through profit or loss		5,543
Comprehensive earnings for the year	$ 40,917	$ 42,163
Earnings per common share
Basic (in dollar per share)	$ 0.22	$ 0.20
Diluted (in dollar per share)	$ 0.22	$ 0.20
Weighted average number of common shares outstanding
Basic (in dollar per share)	184,731,109	182,905,004
Diluted (in dollar per share)	185,731,326	183,881,917